Income taxes (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Prepaid income tax from Wanglin		$ 1,194
Net operating loss carry forwards	$ 126,314